Acquisitions, Goodwill, And Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions					3 Months Ended		12 Months Ended
	Feb. 17, 2023	Dec. 21, 2021	May 05, 2021	Dec. 30, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill					$ 12,924		$ 12,813	$ 12,892	$ 11,868
Goodwill, impairment loss							0	0	0
Indefinite-lived intangible assets acquired							0
Amortization of Intangible Assets					96	$ 103	405	400	408
Impairment of intangible assets (excluding goodwill)							0	0	0
Goodwill, acquired during period					105		0	1,064
Ultrasound [Member]
Goodwill					3,941		3,835	3,876	2,868
Goodwill, acquired during period					105		0	1,020
Imaging [Member]
Goodwill					4,413		4,409	4,433	$ 4,449
Goodwill, acquired during period					$ 0		$ 0	$ 1
BK Medical [Member] | Ultrasound [Member]
Percentage of voting equity interests acquired at the acquisition date in the business combination		100.00%
Consideration transferred		$ 1,466
Goodwill		1,020
Finite intangible assets recognized as of the acquisition date		393
Indefinite lived intangible assets recognized as of the acquisition date		114
Deferred tax liability attributable to taxable temporary differences assumed at the acquisition date		$ 61
Zionexa [Member] | PDx Segment [Member]
Percentage of voting equity interests acquired at the acquisition date in the business combination			100.00%
Consideration transferred			$ 32
Goodwill			43
Finite intangible assets recognized as of the acquisition date			114
Deferred tax liability attributable to taxable temporary differences assumed at the acquisition date			25
Business Combination potential earn-out payments			91
Other liabilities assumed at the acquisition date			$ 9
Stock of Prismatic Sensors AB [Member] | Imaging [Member]
Percentage of voting equity interests acquired at the acquisition date in the business combination				69.00%
Consideration transferred				$ 74
Goodwill				89
Indefinite lived intangible assets recognized as of the acquisition date				48
Business Combination potential earn-out payments				20
Other liabilities assumed at the acquisition date				8
Fair value at acquisition-date of the equity interest in the acquiree immediately before the acquisition date				$ 35
Caption Health, Inc [Member]
Business combination consideration transferred Upfront Payment	$ 127
Business combination consideration transferred Future Holdback Payment	10
Goodwill, acquired during period	60
Business combination consideration transferred Potential Earn Out Payments	$ 13
Caption Health, Inc [Member] | Ultrasound [Member]
Percentage of voting equity interests acquired at the acquisition date in the business combination	100.00%
Goodwill	$ 105
Finite intangible assets recognized as of the acquisition date	60
Deferred tax liability attributable to taxable temporary differences assumed at the acquisition date	$ 14